LONG-TERM LOANS - Schedule of Long-Term Loans (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Debt Instrument [Line Items]
Long-term loans – current portion	$ 0	$ (778,103)		¥ (5,441,349)
Long-term loan Amount		3,409,358		23,841,982
Minsheng Bank [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 2,358,108	$ 886,589	¥ 16,000,000	¥ 6,200,000
Long-term loan Issuance Date	May 20, 2025	Nov. 14, 2025
Long-term loan Expiration Date	Nov. 20, 2034	Nov. 14, 2032
Long-term loan Interest	2.70%	2.70%	2.70%	2.70%
Minsheng Bank [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 913,767	$ 2,287,970	¥ 6,200,000	¥ 16,000,000
Long-term loan Issuance Date	Nov. 14, 2025	May 20, 2025
Long-term loan Expiration Date	Nov. 14, 2032	Nov. 20, 2034
Long-term loan Interest	2.70%	2.70%	2.70%	2.70%
Minsheng Bank [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 1,421,938		¥ 9,648,000
Long-term loan Issuance Date	Jan. 04, 2026
Long-term loan Expiration Date	Jan. 04, 2033
Long-term loan Interest	2.70%		2.70%
Minsheng Bank [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 235,811		¥ 1,600,000
Long-term loan Issuance Date	Feb. 03, 2026
Long-term loan Expiration Date	Feb. 03, 2033
Long-term loan Interest	2.70%		2.70%
Minsheng Bank [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 795,862		¥ 5,400,000
Long-term loan Issuance Date	Mar. 18, 2026
Long-term loan Expiration Date	Mar. 18, 2033
Long-term loan Interest	2.77%		2.77%
Minsheng Bank [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 318,345		¥ 2,160,000
Long-term loan Issuance Date	Apr. 28, 2026
Long-term loan Expiration Date	Apr. 28, 2033
Long-term loan Interest	2.77%		2.77%
Minsheng Bank [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 359,612		¥ 2,440,000
Long-term loan Issuance Date	May 28, 2026
Long-term loan Expiration Date	May 28, 2033
Long-term loan Interest	2.77%		2.77%
Minsheng Bank [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 866,605		¥ 5,880,000
Long-term loan Issuance Date	Jun. 25, 2026
Long-term loan Expiration Date	Jun. 25, 2033
Long-term loan Interest	2.77%		2.77%
Long Term Borrowings [Member]
Debt Instrument [Line Items]
Long-term loan Amount	$ 7,270,048	$ 4,187,461	¥ 49,328,000	¥ 29,283,331
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount		$ 32,685		¥ 228,571
Long-term loan Issuance Date		May 07, 2025
Long-term loan Expiration Date		Apr. 23, 2027
Long-term loan Interest		8.62%		8.62%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount		$ 54,475		¥ 380,952
Long-term loan Issuance Date		Apr. 10, 2025
Long-term loan Expiration Date		Apr. 23, 2027
Long-term loan Interest		12.16%		12.16%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount		$ 54,475		¥ 380,952
Long-term loan Issuance Date		Apr. 10, 2025
Long-term loan Expiration Date		Apr. 23, 2027
Long-term loan Interest		12.16%		12.16%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount		$ 54,475		¥ 380,952
Long-term loan Issuance Date		Apr. 10, 2025
Long-term loan Expiration Date		Apr. 23, 2027
Long-term loan Interest		12.16%		12.16%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount		$ 54,475		¥ 380,952
Long-term loan Issuance Date		Apr. 10, 2025
Long-term loan Expiration Date		Apr. 23, 2027
Long-term loan Interest		12.16%		12.16%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount		$ 54,475		¥ 380,952
Long-term loan Issuance Date		Apr. 10, 2025
Long-term loan Expiration Date		Apr. 23, 2027
Long-term loan Interest		11.16%		11.16%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount		$ 71,499		¥ 500,000
Long-term loan Issuance Date		Dec. 03, 2025
Long-term loan Expiration Date		Nov. 23, 2027
Long-term loan Interest		13.99%		13.99%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount		$ 71,499		¥ 500,000
Long-term loan Issuance Date		Dec. 03, 2025
Long-term loan Expiration Date		Nov. 23, 2027
Long-term loan Interest		13.99%		13.99%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount		$ 71,499		¥ 500,000
Long-term loan Issuance Date		Dec. 03, 2025
Long-term loan Expiration Date		Nov. 23, 2027
Long-term loan Interest		13.99%		13.99%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-term loan Amount		$ 71,499		¥ 500,000
Long-term loan Issuance Date		Dec. 03, 2025
Long-term loan Expiration Date		Nov. 23, 2027
Long-term loan Interest		1399.00%		1399.00%
Longwan Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Long-term loan Amount		$ 171,599		¥ 1,200,000
Long-term loan Issuance Date		Jun. 02, 2023
Long-term loan Expiration Date		May 30, 2026
Long-term loan Interest		6.60%		6.60%
Longwan Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Long-term loan Amount		$ 250,247		¥ 1,750,000
Long-term loan Issuance Date		Jun. 02, 2023
Long-term loan Expiration Date		May 30, 2026
Long-term loan Interest		6.60%		6.60%